Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000021418 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021418 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021418 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021418 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021418 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021418 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021418 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021418 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021418 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021418 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021418 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021418 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000021418 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021418 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021418 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021418 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021418 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021418 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000021418 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021418 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021418 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000021418 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000021418 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021418 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218950 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218950 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218950 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218950 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218950 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218950 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218950 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218950 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218950 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218950 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000218950 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000218950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000218950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000218950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000218950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000218950 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218950 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218950 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000218950 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021430 [Member] | Lear Corp 4 250 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021430 [Member] | Marriott International Inc 4 900 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021430 [Member] | Amgen Inc 5 600 03 02 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021430 [Member] | Kinross Gold Corp 4 500 07 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021430 [Member] | Ares Capital Corp 3 200 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021430 [Member] | MPLX LP 5 000 03 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021430 [Member] | Hasbro Inc 3 900 11 19 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021430 [Member] | Consolidated Edison Co of New York Inc 5 700 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021430 [Member] | RPM International Inc 4 250 01 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021430 [Member] | Philip Morris International Inc 3 375 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021430 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021430 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021430 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021430 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021430 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021430 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021430 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021430 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021430 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021430 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021430 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000021430 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021430 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021430 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021430 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000021436 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000021436 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021436 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000021436 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021436 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021436 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021436 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021436 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021436 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021436 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021436 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021436 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000021436 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021436 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021436 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021436 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021436 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000021436 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021436 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021436 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000021436 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021436 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000179130 [Member] | AVIP Federated Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000179130 [Member] | AVIP S And P 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000179130 [Member] | AVIP AB Small Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000179130 [Member] | AVIP AB Mid Cap Core Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000179130 [Member] | AVIP Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179130 [Member] | PIMCO Total Return Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000179130 [Member] | AVIP S And P MidCap 400 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000179130 [Member] | AVIP Federated High Income Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179130 [Member] | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179130 [Member] | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000179130 [Member] | Open End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000021415 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021415 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021415 [Member] | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021415 [Member] | Boot Barn Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021415 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021415 [Member] | Altair Engineering Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021415 [Member] | StepStone Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021415 [Member] | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021415 [Member] | PROCEPT BioRobotics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021415 [Member] | Chefs Warehouse Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021415 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021415 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000021415 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021415 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021415 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000021415 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021415 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000021415 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000021415 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021415 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021415 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000021415 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000021415 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021415 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021419 [Member] | Allied Universal Holdco LLC Allied Universal Finance Corp 9 750 07 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021419 [Member] | Clydesdale Acquisition Holdings Inc 8 750 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021419 [Member] | McAfee Corp 7 375 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021419 [Member] | BroadStreet Partners Inc 5 875 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021419 [Member] | Clarios Global LP Clarios U S Finance Co 8 500 05 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021419 [Member] | AthenaHealth Group Inc 6 500 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021419 [Member] | Garda World Security Corp 9 500 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021419 [Member] | Medline Borrower LP 5 250 10 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021419 [Member] | Ardonagh Group Finance Ltd 8 875 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021419 [Member] | One Zero One One Seven Seven Eight B C ULC New Red Finance Inc 4 00010 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021419 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000021419 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021419 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021419 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021419 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000021419 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021419 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000021419 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021419 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021419 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021419 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000021419 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021419 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000021422 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000021422 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021422 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021422 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021422 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021422 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021422 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021422 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021422 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021422 [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021422 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000021422 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021422 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021422 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021422 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000021422 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021422 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021422 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000021422 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000021422 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021421 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021421 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021421 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021421 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021421 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021421 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021421 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021421 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021421 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021421 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021421 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021421 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021421 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021421 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000021421 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000021421 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021421 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021421 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000021421 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021421 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021421 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021421 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000021421 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021421 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021428 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021428 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021428 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021428 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021428 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021428 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021428 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021428 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021428 [Member] | BioMarin Pharmaceutical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021428 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021428 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021428 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021428 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000021428 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021428 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000021428 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021428 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000021428 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021428 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021428 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021428 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000021428 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000021428 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021428 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021432 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021432 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000021432 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021432 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021432 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021432 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021432 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000021432 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000021432 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021432 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021432 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000021432 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021432 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000021432 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021432 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021432 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021432 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021432 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021432 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000021432 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021432 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021432 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000021432 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021432 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000141102 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141102 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141102 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141102 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141102 [Member] | U S Treasury Note 1 875 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141102 [Member] | U S Treasury Note 3 375 05 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141102 [Member] | U S Treasury Note 3 875 08 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141102 [Member] | U S Treasury Note 3 250 05 15 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141102 [Member] | S And P 500 Index Call Option Expiration December 2025 Exercise price 4 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141102 [Member] | S And P 500 Index Call Option Expiration December 2025 Exercise price 4 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141102 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141102 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141102 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141102 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000141102 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000141102 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141102 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000141102 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000141102 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141102 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141102 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000141102 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000141102 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000141102 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000141102 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000141102 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000141102 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000141102 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000141102 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000141102 [Member] | Asset Backed Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000141102 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000141102 [Member] | Money Market Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000179132 [Member] | AVIP Federated Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000179132 [Member] | AVIP S And P 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000179132 [Member] | AVIP AB Small Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179132 [Member] | AVIP Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179132 [Member] | AVIP S And P MidCap 400 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000179132 [Member] | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179132 [Member] | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000179132 [Member] | AVIP BlackRock Advantage Large Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000179132 [Member] | AVIP AB Relative Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179132 [Member] | AVIP BlackRock Advantage Large Cap Core Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179132 [Member] | Open End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000218948 [Member] | iShares Core U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000218948 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000218948 [Member] | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000218948 [Member] | BlackRock Ultra Short Term Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000218948 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000218948 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218948 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218948 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218948 [Member] | iShares MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218948 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000218948 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000218951 [Member] | Federated Hermes Core Trust III Federated Project and Trade Finance Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218951 [Member] | U S Treasury Note 2 875 05 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218951 [Member] | U S Treasury Note 3 875 11 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218951 [Member] | Federated Hermes Core Trust Emerging Markets Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218951 [Member] | U S Treasury Note 0 875 06 30 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218951 [Member] | U S Treasury Note 2 750 04 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218951 [Member] | U S Treasury Note 4 500 11 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218951 [Member] | Fannie Mae Pool FN MA4562 2 000 03 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218951 [Member] | U S Treasury Note 4 000 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218951 [Member] | U S Treasury Note 4 375 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218951 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218951 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218951 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218951 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218951 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218951 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000218951 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000218951 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218951 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000218951 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218951 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000218951 [Member] | Asset Backed Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218951 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021416 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021416 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021416 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021416 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021416 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021416 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021416 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021416 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021416 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021416 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021416 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021416 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021416 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021416 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021416 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000021416 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021416 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000021416 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000021416 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021416 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021416 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000021416 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000021416 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021416 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021420 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021420 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021420 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021420 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021420 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021420 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021420 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021420 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021420 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021420 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021420 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021420 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000021420 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021420 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021420 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021420 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021420 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000021420 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000021420 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021420 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021420 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000021420 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000021420 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021423 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021423 [Member] | Franklin Electric Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021423 [Member] | UFP Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021423 [Member] | Abercrombie And Fitch Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021423 [Member] | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021423 [Member] | Ensign Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021423 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021423 [Member] | Varonis Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021423 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021423 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000021423 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021423 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000021423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000021423 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000021423 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021423 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021423 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000021423 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021423 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021431 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021431 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021431 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021431 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021431 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021431 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021431 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021431 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021431 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021431 [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021431 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021431 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021431 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021431 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021431 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021431 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021431 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021431 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000021431 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021431 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021431 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000021431 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.40%
C000021431 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021431 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021431 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021431 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000047872 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000047872 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000047872 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000047872 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000047872 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000047872 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047872 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047872 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047872 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047872 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047872 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047872 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000047872 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047872 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000047872 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000047872 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000047872 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000047872 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000047872 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047872 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000047872 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000047872 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000179131 [Member] | AVIP Federated Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000179131 [Member] | AVIP S And P 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000179131 [Member] | AVIP AB Small Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000179131 [Member] | AVIP AB Mid Cap Core Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179131 [Member] | AVIP Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000179131 [Member] | PIMCO Total Return Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179131 [Member] | AVIP S And P MidCap 400 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000179131 [Member] | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000179131 [Member] | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179131 [Member] | AVIP BlackRock Advantage Large Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179131 [Member] | Open End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000218947 [Member] | iShares Core U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000218947 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000218947 [Member] | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000218947 [Member] | BlackRock Ultra Short Term Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000218947 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000218947 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218947 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218947 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218947 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218947 [Member] | iShares MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000218947 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218947 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000179133 [Member] | AVIP S And P 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000179133 [Member] | AVIP AB Small Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179133 [Member] | AVIP S And P MidCap 400 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000179133 [Member] | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000179133 [Member] | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000179133 [Member] | AVIP BlackRock Advantage Large Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000179133 [Member] | AVIP AB Relative Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000179133 [Member] | AVIP BlackRock Advantage Large Cap Core Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000179133 [Member] | AVIP BlackRock Advantage Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179133 [Member] | DFA Emerging Markets Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179133 [Member] | Open End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000218949 [Member] | iShares Core U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000218949 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000218949 [Member] | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000218949 [Member] | BlackRock Ultra Short Term Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218949 [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000218949 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218949 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000218949 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218949 [Member] | iShares MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218949 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218949 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000232289 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232289 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232289 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232289 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232289 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232289 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232289 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232289 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232289 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232289 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232289 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000232289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000232289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232289 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000232289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000232289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000232289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000232289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232289 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000232289 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000232289 [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%